UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

The WEAR ETF
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.9%
	DISPLAY – 3.6%
794	Corning, Inc.	$21,033
2,992	Himax Technologies, Inc. - ADR	15,469
1,504	LG Display Co., Ltd. - ADR*	20,274
		56,776
	HEALTHCARE/MEDICAL – 29.3%
1,034	Abbott Laboratories	43,190
1,919	BioTelemetry, Inc.*	44,233
1,892	Boston Scientific Corp.*	45,522
626	DexCom, Inc.*	49,548
614	General Electric Co.	18,236
1,069	Insulet Corp.*	44,470
1,596	iRhythm Technologies, Inc.*	52,077
166	Johnson & Johnson	18,800
654	Koninklijke Philips N.V.	19,215
550	Medtronic PLC	41,811
500	Omron Corp.	20,586
88	Roche Holding A.G.	20,782
473	West Pharmaceutical Services, Inc.	40,030
		458,500
	INDUSTRIAL/MILITARY – 14.3%
534	FLIR Systems, Inc.	18,866
114	General Dynamics Corp.	20,643
164	Honeywell International, Inc.	19,405
2,412	Knowles Corp.*	43,464
231	Motorola Solutions, Inc.	18,644
271	salesforce.com, Inc.*	21,436
228	SAP S.E.	20,853
1,662	TASER International, Inc.*	41,517
226	Zebra Technologies Corp. - Class A*	18,909
		223,737
	INFOTAINMENT/LIFESTYLE – 19.7%
23	Alphabet, Inc. - Class A*	18,864
348	Apple, Inc.	42,230
159	Facebook, Inc. - Class A*	20,721
630	Fossil Group, Inc.*	16,109
1,995	GN Store Nord A/S	44,557
4,570	GoPro, Inc. - Class A*	49,128
308	Microsoft Corp.	19,912
718	Plantronics, Inc.	40,624
286	QUALCOMM, Inc.	15,281
12	Samsung Electronics Co., Ltd.	20,373

The WEAR ETF
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFOTAINMENT/LIFESTYLE (Continued)
676	Sony Corp. - ADR	$20,463
		308,262
	SEMICONDUCTORS – 10.3%
357	Ambarella, Inc.*	17,711
264	Analog Devices, Inc.	19,784
109	Broadcom Ltd.	21,745
1,314	Flex Ltd.*	20,590
523	Intel Corp.	19,257
198	NXP Semiconductors N.V.*	19,374
254	Skyworks Solutions, Inc.	23,302
264	Texas Instruments, Inc.	19,943
		161,706
	SENSORS – 6.7%
1,786	Immersion Corp.*	18,378
1,788	InvenSense, Inc.*	22,636
297	Microchip Technology, Inc.	20,003
1,828	STMicroelectronics N.V.	24,203
358	Synaptics, Inc.*	20,184
		105,404
	SPORTS/FITNESS – 16.0%
268	adidas A.G.	42,184
1,492	Amer Sports Oyj	39,617
5,286	Fitbit, Inc. - Class A*	31,769
821	Garmin Ltd.	39,646
1,900	Seiko Epson Corp.	39,342
4,849	TomTom N.V.*	44,448
603	Under Armour, Inc. - Class C*	12,959
		249,965
	TOTAL COMMON STOCKS (Cost $1,500,602)	1,564,350

	TOTAL INVESTMENTS – 99.9% (Cost $1,500,602)	1,564,350
	Other Assets in Excess of Liabilities – 0.1%	1,033

	TOTAL NET ASSETS –100.0%	$1,565,383

ADR – American Depositary Receipt
PLC – Public Limited Company

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are of the WEAR ETF (the "Fund"). The Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, track the price return performance of the EQM WearablesTM Index (the “Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on December 8, 2016.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realize upon sale of the securities.

(a) Valuation of Investments
The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value ("NAV") and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of January 31, 2017 for the Fund based upon the three levels defined above:

WEAR ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$1,564,350	$-	$-	$1,564,350
Total Assets	$1,564,350	$-	$-	$1,564,350

*	The Fund did not hold any Level 3 securities at period end.
[1]	For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions
For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Note 3 – Principal Risks
As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Shares.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Index Tracking Risk: The Fund’s returns may not match or achieve a high degree of correlation with the returns of its underlying Index.

Industry and Sector Concentration Risk: To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

Information Technology Sector Risk: Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Wearable Technology Companies Risk: The Fund invests primarily in the equity securities of Wearable Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. In addition, in seeking to track the Index, the Fund may invest in securities of issuers that do not, at the time of investment, derive a significant portion of their revenues from the sale of Wearable Devices or devote a significant portion of their assets to the manufacture of Wearable Components.

Exchange Listed Funds Trust
NOTES TO SCHEDULE OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

Sampling Risk: The Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in the Fund’s Index. As a result, an adverse development relating to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Fund’s Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Note 4 – Federal Income Taxes
At January 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

WEAR ETF
Cost of investments	$1,500,602

Gross unrealized appreciation	$104,882
Gross unrealized depreciation	(41,134)
Net unrealized appreciation on investments	$63,748

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	March 16, 2017

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	March 16, 2017